Consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Minera Yanacocha SRL and subsidiary [Member]	Sociedads Mineras Cerro Verde Saa [Member]	Capital stock, net of treasury shares [member]	Capital stock, net of treasury shares [member] Minera Yanacocha SRL and subsidiary [Member]	Capital stock, net of treasury shares [member] Sociedads Mineras Cerro Verde Saa [Member]	Other reserves of equity [member]	Retained earnings [member]	Retained earnings [member] Minera Yanacocha SRL and subsidiary [Member]	Retained earnings [member] Sociedads Mineras Cerro Verde Saa [Member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Additional paid-in capital [member]	Additional paid-in capital [member] Minera Yanacocha SRL and subsidiary [Member]	Legal reserve [member]	Miscellaneous other reserves [member]	Miscellaneous other reserves [member] Minera Yanacocha SRL and subsidiary [Member]	Miscellaneous other reserves [member] Sociedads Mineras Cerro Verde Saa [Member]	Investement Share [Member]
Balance at Dec. 31, 2014	$ 3,762,125	$ 2,679,777	$ 4,465,090	$ 750,497	$ 398,216	$ 990,659	$ 1,755	$ 2,328,423	$ 2,279,490	$ 3,276,299	$ 3,464,105	$ 298,020	$ 219,055	$ 226	$ 162,710	$ 269	$ 1,845	$ 198,132	$ 1,396
Balance (in shares) at Dec. 31, 2014				253,715,190
Net profit (loss)	(375,545)	(450,195)	33,284	$ 0	0		0	(317,210)	(450,195)	33,284	(317,210)	(58,335)	0	0	0	0	0		0
Other comprehensive profit (loss)	(542)	(757)		0	0		485	0	0		485	(1,027)	0	0	0	0	(757)		0
Total other comprehensive profit (loss)	(376,087)	(450,952)		0	0		485	(317,210)	(450,195)		(316,725)	(59,362)	0	0	0	0	(757)		0
Dividends declared and paid	(10,488)			0			0	0			0	(10,488)	0		0	0			0
Expired dividends	4			0			0	0			4	0	0		4	0			0
Other items	13,682			0			0	13,682			13,682	0	0		0	0			0
Balance at Dec. 31, 2015	3,389,236	2,228,825	4,498,374	$ 750,497	398,216	990,659	2,240	2,024,895	1,829,295	3,309,583	3,161,066	228,170	219,055	226	162,714	269	1,088	198,132	1,396
Balance (in shares) at Dec. 31, 2015				253,715,190
Net profit (loss)	(327,814)	(1,043,752)	340,907	$ 0	0	0	0	(323,492)	(1,043,752)	340,907	(323,492)	(4,322)	0	0	0	0	0	0	0
Other comprehensive profit (loss)	(5,390)	651		0	0		(4,023)	0	0		(4,023)	(1,367)	0	0	0	0	651		0
Total other comprehensive profit (loss)	(333,204)	(1,043,101)		0	0		(4,023)	(323,492)	(1,043,752)		(327,515)	(5,689)	0	0	0	0	651		0
Treasury shares	(1,210)			0			0	0			(1,210)	0	(605)		0	0			(605)
Dividends declared and paid	(15,021)	(300,000)		0	0		0	(7,621)	(300,000)		(7,621)	(7,400)	0	0	0	0	0		0
Expired dividends	30			0			0	0			30	0	0		30	0			0
Change in non-controlling interest, note 19(a)	7,382			0			0	(3,659)			(3,659)	11,041	0		0	0			0
Balance at Dec. 31, 2016	3,047,213	885,724	4,839,281	$ 750,497	398,216	990,659	(1,783)	1,690,123	485,543	3,650,490	2,821,091	226,122	218,450	226	162,744	269	1,739	198,132	791
Balance (in shares) at Dec. 31, 2016				253,715,190
Net profit (loss)	64,435	(175,454)	349,881	$ 0	0	0	0	60,823	(175,454)	349,881	60,823	3,612	0	0	0	0	0	0	0
Other comprehensive profit (loss)	(19,286)	(3,244)		0	0		(12,105)	0			(12,105)	(7,181)	0	0	0	0	(3,244)		0
Total other comprehensive profit (loss)	45,149	(178,698)		0	0		(12,105)	60,823	(175,454)		48,718	(3,569)	0	0	0	0	(3,244)		0
Dividends declared and paid	(28,135)			0			0	(22,099)			(22,099)	(6,036)	0		0	0			0
Expired dividends	327			0			0	0			327	0	0		327	0			0
Change in non-controlling interest, note 19(a)	(927)			0			0	0			0	(927)	0		0	0			0
Treasury shares, note 1		(47,911)			0				0					(47,911)			0
Balance at Dec. 31, 2017	$ 3,063,627	$ 659,115	$ 5,189,162	$ 750,497	$ 398,216	$ 990,659	$ (13,888)	$ 1,728,847	$ 310,089	$ 4,000,371	$ 2,848,037	$ 215,590	$ 218,450	$ (47,685)	$ 163,071	$ 269	$ (1,505)	$ 198,132	$ 791
Balance (in shares) at Dec. 31, 2017				253,715,190